Property and Equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
AutoLotto, Inc. [Member]
Property and Equipment, net (Tables) [Line Items]
Schedule of property and equipment, net
	As of September 30, 2021	As of December 31, 2020

Computers and equipment	$99,342	$85,004
Furniture and fixtures	22,767	14,301
Software	2,980,100	1,903,121
Property and equipment	3,102,209	2,002,426
Accumulated depreciation	(1,804,324)	(1,331,474)
Property and equipment, net	$1,297,885	$670,952

	As of December 31,
	2020	2019
Computers and equipment	$85,004	$63,090
Furniture and fixtures	14,301	14,301
Software	1,903,121	1,903,121
Property and equipment	2,002,426	1,980,512
Accumulated depreciation	(1,331,474)	(689,813)
Property and equipment, net	$670,952	$1,290,699